UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA               10/29/07
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          108

Form 13F Information Table Value Total:  $   500,270
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)


            Column1                   Column2         Column3       Column4       Column5       Column6      Column7       Column8
            -------                   -------         -------       -------       -------       -------      -------       -------

            ISSUER                     CLASS           CUSIP         VALUE     SHRS/PUT/CALL   DISCRETION  OTHER MANAGER  AUTHORITY
            ------                     -----           -----         -----     -------------   ----------  ------------   ---------

Ecotality, Inc.                       COM             27922Y103          3,100      10,000       Sole          None        None
Solectron Co                          COM             834182107         46,800      12,000       Sole          None        None
Sun Microsystems Inc                  COM             866810104         56,228      10,005       Sole          None        None
Compuware Corporation                 COM             205638109         80,200      10,000       Sole          None        None
Human Genome Sciences                 COM             444903108        102,900      10,000       Sole          None        None
Schlumberger Ltd.                     COM             806857108        212,625       2,025       Sole          None        None
Wells Fargo & Co                      COM             949746101        213,221       5,986       Sole          None        None
UnitedHealth Group In                 COM             91324P102        215,998       4,460       Sole          None        None
LSI Logic Corporation                 COM             502161102        222,600      30,000       Sole          None        None
FMC Corporation                       COM             302491303        228,888       4,400       Sole          None        None
Johnson Controls Inc                  COM             478366107        236,220       2,000       Sole          None        None
AllianceBerstein HLDG LP              COM             01881g106        243,249       2,762       Sole          None        None
Fleetwood Enterprises                 COM             339099103        247,950      29,000       Sole          None        None
Selective Insurance G                 COM             816300107        255,360      12,000       Sole          None        None
Wachovia Bank                         COM             929903102        260,780       5,200       Sole          None        None
3M Company                            COM             88579Y101        262,024       2,800       Sole          None        None
Palm Harbor Homes In                  COM             696639103        265,724      21,292       Sole          None        None
Computer Sciences Cor                 COM             205363104        279,500       5,000       Sole          None        None
Eli Lilly & Co.                       COM             532457108        284,650       5,000       Sole          None        None
Bristol-Myers Squibb                  COM             110122108        286,759       9,950       Sole          None        None
Caterpillar Inc                       COM             149123101        292,152       3,725       Sole          None        None
Duke Energy Corporation               COM             26441C105        299,975      16,050       Sole          None        None
Whiting Petroleum Corp                COM             966387102        302,260       6,800       Sole          None        None
United Technologies                   COM             913017109        317,333       3,943       Sole          None        None
Genesco Inc.                          COM             371532102        327,523       7,100       Sole          None        None
Emerson Electric Co.                  COM             291011104        335,392       6,302       Sole          None        None
BB&T Corp                             COM             054937107        342,305       8,475       Sole          None        None
Polaris Industries In                 COM             731068102        381,588       8,748       Sole          None        None
PartnerRe Ltd.                        COM             G6852T105        394,950       5,000       Sole          None        None
United Parcel Srvc B                  COM             911312106        401,785       5,350       Sole          None        None
Abbott Laboratories                   COM             002824100        439,148       8,190       Sole          None        None
Oil Service Holders                   DEPOSTRY RCPT   678002106        441,025       2,300       Sole          None        None
Vanguard Growth VIPERs                COM             922908736        470,018       7,250       Sole          None        None
American Express Comp                 COM             025816109        489,506       8,245       Sole          None        None
Old Republic Intl                     COM             680223104        493,162      26,316       Sole          None        None
Progressive Corp.                     COM             743315103        500,778      25,800       Sole          None        None
Home Depot Inc.                       COM             437076102        533,768      16,454       Sole          None        None
Vanguard Value VIPERs                 COM             922908744        553,130       7,735       Sole          None        None
Altria Group Inc                      COM             02209S103        567,287       8,158       Sole          None        None
Interface Inc cl A                    CL A            458665106        587,145      32,528       Sole          None        None
Hewlett-Packard Co                    COM             428236103        606,193      12,175       Sole          None        None
Cisco Systems Inc.                    COM             17275R102        716,613      21,631       Sole          None        None
SunTrust Banks Inc.                   COM             867914103        847,504      11,200       Sole          None        None
CBRE Realty Finance                   COM             12498b307      1,042,130     176,632       Sole          None        None
General Electric Co                   COM             369604103      1,055,866      25,504       Sole          None        None
Hugoton Royalty Trust                 COM             444717102      1,234,993      52,241       Sole          None        None
Champion Enterprises                  COM             158496109      1,309,365     119,250       Sole          None        None
Exxon Mobil                           COM             30231G102      1,370,536      14,807       Sole          None        None
Integrys Energy                       COM             45822P105      1,419,071      27,700       Sole          None        None
MDU Resources Group                   COM             552690109      1,547,904      55,600       Sole          None        None
Commerce Bancshares                   COM             200525103      1,574,027      34,300       Sole          None        None
Procter & Gamble Co.                  COM             742718109      1,713,131      24,355       Sole          None        None
Chubb Corp                            COM             171232101      1,727,208      32,200       Sole          None        None
PPL Corp                              COM             69351T106      1,856,630      40,100       Sole          None        None
BE Aerospace Inc.                     COM             073302101      2,001,746      48,200       Sole          None        None
Exelon Corp                           COM             30161N101      2,587,862      34,340       Sole          None        None
UNUM Provident Corp.                  COM             91529Y106      2,721,651     111,224       Sole          None        None
Discover Financial Services           COM             254709108      2,798,182     134,528       Sole          None        None
KeyCorp                               COM             493267108      2,840,191      87,850       Sole          None        None
AGL Resources Inc.                    COM             001204106      2,852,640      72,000       Sole          None        None
Comerica Incorporated                 COM             200340107      3,035,776      59,200       Sole          None        None
ConAgra Foods Inc                     COM             205887102      3,928,002     150,325       Sole          None        None
U.S. Bancorp                          COM             902973304      4,292,399     131,952       Sole          None        None
Torchmark Corp.                       COM             891027104      4,468,344      71,700       Sole          None        None
Baxter International                  COM             071813109      5,306,472      94,287       Sole          None        None
Dow Chemical Company                  COM             260543103      5,585,743     129,720       Sole          None        None
Verizon Communication                 COM             92343V104      5,685,065     128,389       Sole          None        None
American Intl Group                   COM             026874107      5,782,046      85,470       Sole          None        None
Citigroup Inc                         COM             172967101      6,219,143     133,257       Sole          None        None
Microsoft Corporation                 COM             594918104      8,219,988     279,022       Sole          None        None
Newell Rubbermaid In                  COM             651229106      8,660,715     300,510       Sole          None        None
Wal-Mart Stores Inc.                  COM             931142103      8,845,411     202,644       Sole          None        None
Abercrombie & Fitch                   COM             002896207      9,045,421     112,087       Sole          None        None
Best Buy Company Inc                  COM             086516101      9,093,966     197,609       Sole          None        None
Morgan Stanley                        COM             617446448      9,819,054     155,858       Sole          None        None
Harley-Davidson Inc.                  COM             412822108     10,463,330     226,430       Sole          None        None
Coca-Cola Company                     COM             191216100     10,531,197     183,246       Sole          None        None
Ingersoll-Rand Co                     COM             G4776G101     10,637,991     195,300       Sole          None        None
Intel Corporation                     COM             458140100     11,100,473     429,252       Sole          None        None
Wyeth                                 COM             983024100     11,253,642     252,607       Sole          None        None
PepsiCo Inc.                          COM             713448108     12,308,046     168,005       Sole          None        None
PETsMART Inc.                         COM             716768106     12,365,570     387,635       Sole          None        None
Capital One Financial                 COM             14040H105     12,412,778     186,855       Sole          None        None
Oracle Corporation                    COM             68389X105     12,558,602     580,074       Sole          None        None
J P Morgan Chase                      COM             46625H100     12,604,944     275,096       Sole          None        None
Pfizer Inc.                           COM             717081103     13,173,412     539,230       Sole          None        None
Canadian Natl Railway                 COM             136375102     13,540,350     237,550       Sole          None        None
Nike Inc cl B                         COM             654106103     13,588,589     231,650       Sole          None        None
Johnson & Johnson                     COM             478160104     13,817,433     210,311       Sole          None        None
ChevronTexaco Corp                    COM             166764100     14,566,166     155,654       Sole          None        None
IBM Corp                              COM             459200101     15,951,879     135,414       Sole          None        None
AT&T Inc.                             COM             00206R102     17,514,944     413,967       Sole          None        None
Honeywell International Inc           COM             438516106     18,202,537     306,079       Sole          None        None
ConocoPhillips                        COM             20825C104     18,962,796     216,051       Sole          None        None
Bank of America Corp.                 COM             060505104     19,984,594     397,545       Sole          None        None
Halliburton Company                   COM             406216101     22,818,275     594,225       Sole          None        None
BP PLC ADS                            SPONSORED ADR   055622104        696,482      10,043       Sole          None        None
Canadian Sands Trust                  SPONSORED ADR   13642L100      1,448,284      43,565       Sole          None        None
Enerplus Resource Fund                UNIT TR G NEW   29274D604        224,200       4,750       Sole          None        None
Honda Motor Co. Ltd.                  SPONSORED ADR   438128308     12,305,937     368,883       Sole          None        None
Nokia Corporation                     SPONSORED ADR   654902204     12,841,998     338,571       Sole          None        None
Norsk Hydro ASA                       SPONSORED ADR   656531605      1,148,775      26,500       Sole          None        None
Novartis AG                           SPONSORED ADR   66987V109     14,331,754     260,767       Sole          None        None
Petroleo Brasilero ADS                SPONSORED ADR   71654V408     11,127,417     147,383       Sole          None        None
Royal Dutch Shell ADR A               SPONSORED ADR   780259206        418,132       5,088       Sole          None        None
Roberts Realty Inv                    COM             769900101        116,280      15,300       Sole          None        None
ISHARES LEHMAN AG BD                  LEHMAN AGG BN   464287226      1,759,352      17,590       Sole          None        None
ISHARES Lehman Short Treasury Bond    LEHMAN SH TREA  464288679      1,207,800      11,000       Sole          None        None